SUBSEQUENT EVENTS (Schedule of subsequent events) (Details) - ₪ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
BASIC LOSS PER ORDINARY SHARE- PRO FORMA	₪ (3.8)	₪ (10.1)	₪ (6.5)
DILUTED LOSS PER ORDINARY SHARE- PRO FORMA	₪ (3.8)	₪ (10.1)	₪ (6.5)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED IN COMPUTATION OF BASIC LOSS PER SHARE- PRO FORMA	2,785,762	2,708,708	2,312,872
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED IN COMPUTATION OF DILUTED LOSS PER SHARE- PRO FORMA	2,785,762	2,708,708	2,312,872